Defined Contribution Plan	12 Months Ended
May 31, 2025
DiamiR Biosciences Corp. [Member]
Defined Contribution Plan [Line Items]
DEFINED CONTRIBUTION PLAN

NOTE 14 — DEFINED CONTRIBUTION PLAN

The Company maintains a 401K plan for the benefit of its employees. Company contributions amounted to $5,948 and $12,711 in the years ended May 31, 2025 and 2024, respectively.